Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities	The following represents financial information for the consolidated VIE included in the consolidated balance sheets:

	As of
	June 30, 2021	December 31, 2020
Current assets	$3,759	$3,787
Noncurrent assets	8	22
Total assets	$3,767	$3,809

Current liabilities	$3,109	$3,265
Noncurrent liabilities	—	—
Total liabilities	$3,109	$3,265
The following represents financial information for the consolidated VIE included in the consolidated balance sheets:

	As of December 31,
	2020	2019
Current assets	$3,787	$4,066
Noncurrent assets	22	124
Total assets	$3,809	$4,190

Current liabilities	$3,265	$2,672
Noncurrent liabilities	—	1,898
Total liabilities	$3,265	$4,570